Provisions and Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Provisions and Other Non-Current Liabilities

	December 31,

	2021	2020
Net defined benefit plan obligations (see note 26)	506	598
Other financial liabilities (see note 19)	234	224
Deferred compensation and employee incentives	99	111
Provisions	94	140
Other non-current liabilities	10	10
Total provisions and other non-current liabilities	943	1,083

Summary of Movement in Provisions
The following table presents the movement in provisions for the years ended December 31, 2021 and 2020:

	Employee- Related	Restructuring	Facilities- Related	Other	Total
Balance at December 31, 2019	-	56	27	162	245
Charges	61	-	3	30	94
Utilization	(15)	(52)	(2)	(7)	(76)
Translation and other, net	-	1	-	(13)	(12)
Balance at December 31, 2020	46	5	28	172	251
Less: short-term provisions	46	5	3	57	111
Long-term provisions	-	-	25	115	140

Balance at December 31, 2020	46	5	28	172	251
Charges	56	-	4	(1)	59
Utilization	(60)	(5)	(3)	(9)	(77)
Translation and other, net	1	-	-	(33)	(32)
Balance at December 31, 2021	43	-	29	129	201
Less: short-term provisions	42	-	4	61	107
Long-term provisions	1	-	25	68	94